Long-Term Debt (Schedule Of Mandatory Debt Payments) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt [Abstract]
2016	$ 0
2017	0
2018	0
2019	500
2020	650
Thereafter	4,200
Total Principal	$ 5,350	$ 7,324